First Pacific Low Volatility Fund (LOVIX)
                  A series of First Pacific Mutual Fund, Inc.

                      Supplement dated December 9, 2013
                  to the Prospectus dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.


The Investment Manager is making changes to the portfolio management team of LOVIX. Effective as of December 9, 2013, Brian K. Ishihara will be leaving Lee Financial Group Inc. and will no longer serve as the portfolio manager for the Fund. Terrence K.H. Lee will remain as the portfolio manager for the Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




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                    First Pacific Low Volatility Fund (LOVIX)
                   A series of First Pacific Mutual Fund, Inc.

                       Supplement dated December 9, 2013
        to the Statement of Additional Information dated February 1, 2013

This Supplement provides new and additional information beyond that contained in The Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.


The Investment Manager is making changes to the portfolio management team of LOVIX. Effective as of December 9, 2013, Brian K. Ishihara will be leaving Lee Financial Group Inc. and will no longer serve as the portfolio manager for the Fund. Terrence K.H. Lee will remain as the portfolio manager for the Fund.


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE